Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 6,184	$ 3,542	$ 1,620
Prepaid expenses and other current assets	3,348	(3,843)	(2,815)
Accounts payable	1,264	274	(2,053)
Accrued liabilities and other long-term liabilities	(252)	13,958	2,449
Unearned revenue and long-term unearned revenue	(197)	4,234	(1,456)
Advances to and from affiliates	(6,007)	2,183	(913)
Other operating assets and liabilities	(1,122)	(1,130)	772
Total	$ 3,218	$ 19,218	$ (2,396)